Consolidated Statements of Comprehensive Income (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Number of ordinary shares each American depositary shares represented	2	2
Cost of services [Member]
Allocated share-based compensation expenses	$ 0	¥ 2	¥ 35	¥ 102
Sales and marketing expenses [Member]
Allocated share-based compensation expenses	2	11	235	678
General and administrative expenses [Member]
Allocated share-based compensation expenses	$ 625	¥ 4,152	¥ 23,177	¥ 29,463